RELIASTAR LIFE INSURANCE COMPANY

and its
SEPARATE ACCOUNT N

ING Advantage CenturySM (Prospectus No. PRO.100207-06)
ING Advantage Century PlusSM (Prospectus No. PRO.100208-06)
ING AdvantageSM (Prospectus No. PRO.100209-06)

Supplement dated January 18, 2007, to the Contract Prospectus dated April 28, 2006, as supplemented.
Please read this supplement carefully and keep it with your current Contract Prospectus for future reference.
_________________________________________________________________________________

Since late 2003, ReliaStar Life Insurance Company (“ReliaStar”) has been engaged in litigation with Paul M. Prusky
(“Prusky”), et al. regarding a 1998 agreement between Prusky and ReliaStar. Under the agreement, Prusky, through a profit-sharing plan, engaged in frequent electronic trading between subaccounts available through certain ReliaStar variable life insurance policies (“market timing”). ING acquired ReliaStar in 2000. Since late 2003, ReliaStar has refused to accept electronic trading instructions from Prusky. ReliaStar’s current excessive trading policy is described in the Limits on Frequent or Disruptive Transfers subsection of the Transfers Among Investment
Options section of your Contract Prospectus.

On January 5, 2007, the United States District Court for the Eastern District of Pennsylvania (the “Federal Court”)
ordered ReliaStar to accept and effect Prusky’s subaccount transfer instructions electronically “without limitation as to the number of transfer instructions so long as those transfers are not explicitly barred by a specific condition imposed by the fund in which the subaccount is invested.” (Order Granting in Part Summary Judgment, Paul M.
Prusky, et.al v. ReliaStar Life Insurance Company, Civil Action No. 03-6196, Jan. 5, 2007, and Order Denying
Defendant’s Motion for Clarification, dated January 12, 2007 (“Order”)). ReliaStar is considering its legal options in light of the Order; however, in the meantime, ReliaStar must accept and effect Prusky’s electronic transfer instructions.

When issuing the Order, the Federal Court did state that the ReliaStar variable life insurance policies owned by
Prusky allow ReliaStar to enforce conditions on trading imposed by the funds in which the ReliaStar subaccounts invest. (Memorandum Accompanying the Order, at pp.9-10.) ReliaStar will enforce all fund-imposed conditions on trading consistent with the Order. Prusky’s ReliaStar policies include subaccounts investing in the following funds, which are available under your product; the prospectus for each fund describes restrictions imposed by the fund to prevent or minimize frequent trading.

Fidelity® VIP Contrafund® Portfolio	ING Pioneer Fund Portfolio
Fidelity® VIP Equity-Income Portfolio	ING Pioneer Mid Cap Value Portfolio
ING AllianceBernstein Mid Cap Growth Portfolio	ING Stock Index Portfolio
ING Baron Small Cap Growth Portfolio	ING T. Rowe Price Capital Appreciation Portfolio
ING FMRSM Diversified Mid Cap Portfolio	ING T. Rowe Price Diversified Mid Cap Growth Portfolio
ING FMRSM Large Cap Growth Portfolio	ING T. Rowe Price Equity Income Portfolio
ING Global Resources Portfolio	ING UBS U.S. Large Cap Equity Portfolio
ING JPMorgan Emerging Markets Equity Portfolio	ING Van Kampen Comstock Portfolio
ING JP Morgan Mid Cap Value Portfolio	ING Van Kampen Equity and Income Portfolio
ING JPMorgan Small Cap Core Equity Portfolio	ING Van Kampen Growth and Income Portfolio
ING Julius Baer Foreign Portfolio	ING VP Balanced Portfolio, Inc.
ING Legg Mason Value Portfolio	ING VP High Yield Bond Portfolio
ING Limited Maturity Bond Portfolio	ING VP Index Plus International Equity Portfolio
ING Liquid Assets Portfolio	ING VP Index Plus LargeCap Portfolio
ING Marsico Growth Portfolio	ING VP Index Plus MidCap Portfolio
ING Marsico International Opportunities Portfolio	ING VP Index Plus SmallCap Portfolio
ING MFS Total Return Portfolio	ING VP Intermediate Bond Portfolio
ING Neuberger Berman Partners Portfolio	ING VP Real Estate Portfolio
ING Oppenheimer Global Portfolio	ING VP SmallCap Opportunities Portfolio
ING PIMCO Total Return Portfolio	Neuberger Berman AMT Socially Responsive Portfolio®

X.10020789-06B                                                                                                                                                  January 2007